Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 10 – INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of June 30,
	2024	2023
	US$	US$
Land use rights	$751,635	$741,337
Less: accumulated amortization	(211,710)	(193,983)
Intangible assets, net	$539,925	$547,354

For the years ended June 30, 2024, 2023 and 2022, amortization was $15,020, $15,434 and $16,592, respectively

Estimated future amortization is as follows as of June 30, 2024:

12 months ending June 30,	Amortization expense
2025	$15,033
2026	15,033
2027	15,033
2028	15,033
2029	15,033
Thereafter	464,762
Total	$539,925